Share-Based Compensation - Summary of Share Based Compensation Expense (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure Of Share Based Compensation Expense [Abstract]
Expense (income) relating to revaluation of withholding taxes	$ 36